ARTICLES OF MERGER
MERGING
THE TAIWAN FUND, INC.
(a Delaware corporation)
WITH AND INTO
THE TAIWAN FUND, INC.
(a Maryland corporation)
THIS IS TO CERTIFY THAT:
FIRST: Each of The Taiwan Fund, Inc., a Delaware
corporation ("Taiwan-Delaware"), and
The Taiwan Fund, Inc., a Maryland corporation ("Taiwan-Maryland"), does hereby agree to effect a merger (the "Merger") of Taiwan-Delaware with and
into Taiwan-Maryland, upon the terms and
conditions set forth herein and as contemplated by the Agreement of Merger, dated as of March 11, 2020, by and between Taiwan-Delaware and Taiwan-Maryland
(the "Merger Agreement").
SECOND: The Merger shall become effective on April
22, 2020 at 1:00 p.m. (the "Effective
Time").
THIRD: Taiwan-Maryland shall survive the Merger as
the successor corporation (the
"Surviving Corporation") and shall continue as a
corporation of the State of Maryland. The name of the Surviving Corporation shall continue to be The Taiwan
Fund, Inc.
FOURTH: Taiwan-Delaware was incorporated under the
general laws of the State of Delaware
on October 9, 1986. Taiwan-Delaware owns no interest
in land in the State of Maryland and is not registered
or qualified to do business in Maryland.
FIFTH: Taiwan-Maryland is a corporation formed under
the laws of the State of Maryland.
The principal office of Taiwan-Maryland is located in Baltimore City. Taiwan-Maryland owns no interest in land in the State of Maryland.
SIXTH: The terms and conditions of the transaction
described in these Articles of Merger were
duly advised, authorized and approved by each
corporation party to these Articles of Merger in the
manner
and by the vote required by its charter or certificate of incorporation, as applicable, and the laws of the State of Maryland or Delaware, as applicable. The manner of
approval was as follows:
(a) The board of directors of Taiwan-Delaware, acting
by unanimous written
consent, declared the Merger advisable on substantially
the terms and conditions set forth in the Merger
Agreement and directed that the Merger be submitted for consideration at an annual meeting of Taiwan-
Delaware's stockholders; subsequently the stockholders
of Taiwan-Delaware, at a special meeting of the
stockholders, approved the Merger.
(b) The board of directors of Taiwan-Maryland, acting
by unanimous written
consent, declared the Merger advisable on substantially
the terms and conditions set forth in the Merger
Agreement and approved the Merger. The sole
stockholder of Taiwan-Maryland, acting by unanimous
consent, approved the Merger.
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SEVENTH: No amendment is made to the charter of the
Surviving Corporation in the Merger.
EIGHTH:
(a) Immediately prior to the Effective Time, the total
number of shares of all
classes of capital stock which Taiwan-Delaware had the authority to issue pursuant to its certificate of incorporation was 20,000,000 shares of common stock, par value $0.01 per share ("Taiwan-Delaware
Common Stock"). The aggregate par value of all
authorized shares of Taiwan-Delaware's capital stock
having par value was $200,000.
(b) Immediately prior to the Effective Time, the total
number of shares of all
classes of capital stock which Taiwan-Maryland had the authority to issue pursuant to its charter was
20,000,000 shares of common stock, par value $0.01 per
share ("Taiwan-Maryland Common Stock").
The aggregate par value of all authorized shares of Taiwan-Maryland's capital stock having par value was $200,000.
NINTH: At the Effective Time, Taiwan-Delaware shall
be merged with and into Taiwan-
Maryland with Taiwan-Maryland surviving the Merger
as the surviving corporation; and thereupon the
separate corporate existence of Taiwan-Delaware will
cease, Taiwan-Maryland shall possess any and all
powers of Taiwan-Delaware, and all leases, licenses, property, rights, privileges and powers of whatever nature and description of Taiwan-Delaware shall be transferred to, vested in and devolved upon Taiwan-
Maryland without further act or deed and Taiwan-
Maryland shall be liable for all of the debts, liabilities, duties and obligations of Taiwan-Delaware.
Consummation of the Merger at the Effective Time shall
have
the effects set forth in Section 3-114 of the Maryland
General Corporation Law.
TENTH: The manner and basis of converting or
exchanging issued stock of the merging
corporations at the Effective Time, and the treatment of
any issued stock of the merging corporation not to
be exchanged or converted, is as set forth below and as
more fully set forth in the Merger Agreement:
(a) Each issued and outstanding share of common stock
of Taiwan-Delaware at
the Effective Time shall, without the necessity of any action on the part of the holder thereof, be converted into and become one fully paid and nonassessable share
of common stock of the Surviving Corporation.
(b) From and after the Effective Time, each outstanding
certificate which prior
thereto represented shares of common stock of Taiwan-Delaware shall be deemed for all corporate purposes to evidence the ownership of the number of shares of
common stock of the Surviving Corporation into
which such shares have been so converted as provided in
clause (a) above.
(c) From and after the Effective Time, the outstanding
shares of common stock of
Taiwan-Maryland issued and outstanding immediately
prior to the Effective Time shall be cancelled and
no consideration shall be issued in exchange therefor.
ELEVENTH: At the Effective Time, the directors of the Surviving Corporation will be:
William C. Kirby
Anthony S. Clark
Thomas G. Kamp
Warren J. Olsen
Shelley E. Rigger
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TWELFTH: Each of the undersigned acknowledges
these Articles of Merger to be the act and
deed of the respective corporation on behalf of which he
or she has signed, and further, as to all matters or
facts required to be verified under oath, each of the undersigned acknowledges that, to the best of his or her knowledge, information and belief, those matters and facts relating to the corporation on whose behalf he
or she has signed are true in all material respects and that this statement is made under the penalties for perjury.
THIRTEENTH: These Articles of Merger may be
executed in multiple counterparts, with
multiple signature pages, each bearing one or more signatures, but all such counterparts and multiple signature pages shall constitute one and the same
instrument.
[Signature Page Follows]
Signature page to Articles of Merger
IN WITNESS WHEREOF, the undersigned have
signed these Articles of Merger on this 21st day of
April, 2020.
ATTEST:
/s/ Brian F. Link
Name: Brian F. Link
Title: Secretary

THE TAIWAN FUND, INC.
By: /s/ Thomas Fuccillo
Name: Thomas Fuccillo
Title: President

ATTEST:
/s/ Brian F. Link
Name: Brian F. Link
Title: Secretary

THE TAIWAN FUND, INC.
By: /s/ Thomas Fuccillo
Name: Thomas Fuccillo
Title: President